Segment information - Schedule of revenue and noncurrent assets by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 95,847	$ 82,981	$ 264,152	$ 259,360
Non-current assets	522,302		522,302		$ 449,132
U.S.
Disclosure of geographical areas [line items]
Revenue	60,996	65,146	182,507	205,275
Non-current assets	416,077		416,077		416,835
Canada
Disclosure of geographical areas [line items]
Revenue	4,796	4,980	14,043	14,800
United Kingdom
Disclosure of geographical areas [line items]
Revenue	15,929	6,133	42,268	19,287
Korea
Disclosure of geographical areas [line items]
Revenue	0	0	0	0
Non-current assets	2,444		2,444		2,479
International-other
Disclosure of geographical areas [line items]
Revenue	14,126	$ 6,722	25,334	$ 19,998
Europe
Disclosure of geographical areas [line items]
Non-current assets	$ 103,781		$ 103,781		$ 29,818